Vanguard® Windsor II Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (8.1%)
*	Alphabet Inc. Class A	671,073	1,808,226
*	Alphabet Inc. Class C	292,365	790,678
*	Facebook Inc. Class A	1,722,738	613,812
*	Twitter Inc.	4,540,000	316,665
*	Discovery Inc. Class C	9,490,148	257,278
*	Walt Disney Co.	1,448,581	254,979
	News Corp. Class A	7,309,310	180,028
	Vodafone Group plc ADR	10,811,932	176,559
	Comcast Corp. Class A	2,884,213	169,678
	Interpublic Group of Cos. Inc.	2,230,783	78,881
	Omnicom Group Inc.	913,679	66,534
			4,713,318
Consumer Discretionary (10.9%)
*	Amazon.com Inc.	203,145	675,983
	Lennar Corp. Class A	6,047,759	635,922
*	General Motors Co.	9,370,943	532,644
	McDonald's Corp.	2,188,469	531,163
	Lowe's Cos. Inc.	2,057,211	396,404
	Dollar General Corp.	1,668,001	388,044
	Sony Group Corp. ADR	3,375,000	352,012
	DR Horton Inc.	3,372,510	321,839
*	Aptiv plc	1,858,543	310,098
	Starbucks Corp.	2,513,510	305,216
	Home Depot Inc.	912,660	299,526
	Cie Generale des Etablissements Michelin SCA ADR	8,570,000	280,068
	Magna International Inc.	3,276,932	274,705
	Daimler AG (Registered)	2,159,229	192,688
*	Booking Holdings Inc.	85,400	186,023
*	Dollar Tree Inc.	1,860,566	185,666
	Ross Stores Inc.	1,211,380	148,624
	Bayerische Motoren Werke AG	1,371,126	136,333
	Genuine Parts Co.	496,042	62,958
	Harley-Davidson Inc.	1,395,273	55,281
*	Adient plc	1,311,943	55,272
*	Goodyear Tire & Rubber Co.	3,226,296	50,685
	Lennar Corp. Class B	46,457	4,012
			6,381,166
Consumer Staples (5.2%)
	Procter & Gamble Co.	5,546,166	788,831
	Coca-Cola Co.	11,667,954	665,423
	PepsiCo Inc.	2,460,473	386,171

		Shares	Market Value ($000)
	Sysco Corp.	3,191,615	236,818
	Unilever plc ADR	3,871,398	222,722
	Tyson Foods Inc. Class A	2,787,779	199,215
	Unilever plc (XLON)	2,934,900	168,908
	Nestle SA (Registered)	1,050,073	132,970
	Mondelez International Inc. Class A	2,026,888	128,221
	Walgreens Boots Alliance Inc.	2,100,000	99,015
			3,028,294
Energy (4.3%)
	ConocoPhillips	7,751,334	434,540
	Marathon Oil Corp.	26,018,487	301,554
	Halliburton Co.	11,140,235	230,380
[1]	Royal Dutch Shell plc Class A ADR	5,594,412	227,245
	Hess Corp.	2,939,167	224,670
	APA Corp.	11,201,377	210,026
	Cabot Oil & Gas Corp.	10,471,000	167,536
	Suncor Energy Inc.	7,518,132	147,581
	Phillips 66	1,990,000	146,126
*	NOV Inc.	10,076,888	139,162
	Marathon Petroleum Corp.	1,680,189	92,780
	Schlumberger NV	2,915,800	84,062
	Baker Hughes Co. Class A	3,043,100	64,635
	Murphy Oil Corp.	2,182,252	47,377
			2,517,674
Financials (17.2%)
	Wells Fargo & Co.	21,388,108	982,570
	Bank of America Corp.	25,075,707	961,904
	Citigroup Inc.	13,406,558	906,551
	Intercontinental Exchange Inc.	6,004,149	719,477
	JPMorgan Chase & Co.	4,700,621	713,460
	American International Group Inc.	13,087,256	619,682
	American Express Co.	3,553,707	606,014
	PNC Financial Services Group Inc.	2,569,755	468,749
	Capital One Financial Corp.	2,453,000	396,650
	Marsh & McLennan Cos. Inc.	2,343,356	344,989
	Commerce Bancshares Inc.	4,348,061	307,538
	Ameriprise Financial Inc.	1,057,000	272,241
	Cincinnati Financial Corp.	2,192,000	258,393
	Goldman Sachs Group Inc.	588,649	220,673
	Bank of New York Mellon Corp.	4,029,434	206,831
*	Berkshire Hathaway Inc. Class B	728,900	202,846
	Chubb Ltd.	1,121,000	189,157
	Cullen/Frost Bankers Inc.	1,702,000	182,659
	Travelers Cos. Inc.	1,204,992	179,447
	BNP Paribas SA	2,782,700	169,687
	Truist Financial Corp.	2,831,319	154,109
	Hartford Financial Services Group Inc.	2,324,200	147,866
	Credit Suisse Group AG ADR	12,213,200	122,743
[1]	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	105,865
	East West Bancorp Inc.	1,453,000	103,381
	Citizens Financial Group Inc.	2,229,251	93,985
	CIT Group Inc.	1,947,710	93,957
	Synchrony Financial	1,589,451	74,736
	Natwest Group plc	20,774,647	58,309
	State Street Corp.	665,188	57,964
	Equitable Holdings Inc.	1,842,040	56,864
	China Construction Bank Corp. Class H	51,864,000	36,125

		Shares	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	963,900	32,492
*	Banco de Sabadell SA	36,345,074	25,269
			10,073,183
Health Care (17.0%)
	Medtronic plc	11,408,805	1,498,090
	Johnson & Johnson	5,723,877	985,652
	Danaher Corp.	3,128,904	930,818
	UnitedHealth Group Inc.	1,883,543	776,434
	Anthem Inc.	1,944,238	746,607
	HCA Healthcare Inc.	2,229,500	553,362
	Thermo Fisher Scientific Inc.	786,468	424,701
	Humana Inc.	862,514	367,310
	Cigna Corp.	1,502,773	344,871
*	Boston Scientific Corp.	6,679,168	304,570
	Roche Holding AG	776,049	299,797
	Pfizer Inc.	6,548,831	280,355
	Zoetis Inc.	1,346,898	273,016
	Amgen Inc.	1,116,000	269,559
*	IQVIA Holdings Inc.	957,951	237,284
*	Elanco Animal Health Inc. (XNYS)	6,499,000	237,019
	Alcon Inc.	3,105,000	226,044
	Novartis AG ADR	1,947,000	179,883
	GlaxoSmithKline plc ADR	4,176,194	167,632
*	Centene Corp.	2,232,688	153,185
*	Laboratory Corp. of America Holdings	502,377	148,779
	CVS Health Corp.	1,463,500	120,534
	Sanofi ADR	2,209,191	113,906
	Bristol-Myers Squibb Co.	1,123,900	76,279
	Zimmer Biomet Holdings Inc.	440,508	71,988
	Eli Lilly & Co.	267,320	65,092
	AbbVie Inc.	544,967	63,380
	Merck & Co. Inc.	442,329	34,002
*	Organon & Co.	44,232	1,283
			9,951,432
Industrials (8.1%)
	Honeywell International Inc.	4,182,748	977,885
	General Electric Co.	44,863,884	580,987
	FedEx Corp.	1,484,977	415,719
	Norfolk Southern Corp.	1,458,003	375,917
	Waste Management Inc.	2,135,940	316,674
	Johnson Controls International plc	4,410,000	314,962
	Parker-Hannifin Corp.	979,000	305,477
	Xylem Inc.	2,400,000	302,040
	CNH Industrial NV	15,693,799	264,284
	General Dynamics Corp.	1,018,000	199,559
	Cummins Inc.	714,472	165,829
	Caterpillar Inc.	738,613	152,708
	Raytheon Technologies Corp.	1,531,400	133,155
	PACCAR Inc.	1,427,720	118,487
	Stanley Black & Decker Inc.	334,890	65,990
*	Fluor Corp.	1,993,085	33,205
			4,722,878
Information Technology (19.9%)
	Microsoft Corp.	9,975,013	2,841,981
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,298,485	734,655
*	Adobe Inc.	1,118,707	695,422
	Visa Inc. Class A	2,662,135	655,923

		Shares	Market Value ($000)
	Samsung Electronics Co. Ltd.	8,514,100	581,823
	Apple Inc.	3,764,348	549,068
*	Micron Technology Inc.	6,402,023	496,669
	Cisco Systems Inc.	8,442,823	467,479
	Texas Instruments Inc.	2,282,946	435,175
	Analog Devices Inc.	2,309,512	386,659
*	ANSYS Inc.	1,042,000	383,935
	QUALCOMM Inc.	2,191,000	328,212
*	salesforce.com Inc.	1,258,934	304,574
	Microchip Technology Inc.	2,092,000	299,407
*	PayPal Holdings Inc.	1,068,000	294,266
	Accenture plc Class A	769,234	244,370
	Amphenol Corp. Class A	3,350,112	242,850
*	F5 Networks Inc.	1,166,100	240,811
	Oracle Corp.	2,554,025	222,558
	Fidelity National Information Services Inc.	1,391,422	207,391
	Corning Inc.	4,483,651	187,686
	TE Connectivity Ltd.	1,179,766	173,980
	Hewlett Packard Enterprise Co.	9,685,341	140,437
	CDW Corp.	631,698	115,822
	Telefonaktiebolaget LM Ericsson ADR	10,016,480	115,490
*	Palo Alto Networks Inc.	276,009	110,141
	Applied Materials Inc.	780,230	109,178
	Cognizant Technology Solutions Corp. Class A	937,900	68,964
			11,634,926
Materials (2.0%)
	Corteva Inc.	6,961,000	297,792
	Martin Marietta Materials Inc.	807,000	293,183
	RPM International Inc.	2,570,000	222,536
	Ecolab Inc.	676,701	149,436
	Avery Dennison Corp.	700,226	147,524
	International Paper Co.	1,051,929	60,759
			1,171,230
Other (0.7%)
	SPDR S&P 500 ETF Trust	997,873	437,577
Real Estate (1.7%)
	Prologis Inc.	3,145,211	402,713
	Crown Castle International Corp.	1,627,000	314,158
	Sun Communities Inc.	720,000	141,199
	Equity LifeStyle Properties Inc.	1,600,000	134,080
			992,150
Utilities (0.7%)
	PPL Corp.	11,229,703	318,587
	Southern Co.	994,110	63,494
			382,081
Total Common Stocks (Cost $34,328,561)			56,005,909

		Shares	Market Value ($000)
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.064% (Cost $2,414,689)	24,148,417	2,414,842
Total Investments (99.9%) (Cost $36,743,250)			58,420,751
Other Assets and Liabilities—Net (0.1%)			34,481
Net Assets (100%)			58,455,232
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,293,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,850,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	4,734	1,038,995	35,586
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,171,508	1,834,401	—	56,005,909
Temporary Cash Investments	2,414,842	—	—	2,414,842
Total	56,586,350	1,834,401	—	58,420,751
Derivative Financial Instruments
Assets
Futures Contracts[1]	35,586	—	—	35,586
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.